Inventories (Details) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Classes of current inventories [abstract]
Raw materials	₨ 13,707		₨ 12,287
Work-in-progress	12,886		10,009
Finished goods (includes stock-in-trade)	20,491		19,829
Packing materials, stores and spares	3,800		3,287
Total Inventories	₨ 50,884	$ 671	₨ 45,412